Schedule I-Condensed Financial Information of the Parent Company - Statements of Cash Flows and Notes (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	2 Months Ended		12 Months Ended
	Feb. 26, 2026 CNY (¥)	Feb. 26, 2026 USD ($) $ / shares	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Cash flow from operating activities:
Net income			¥ 7,409,639	$ 1,059,566	¥ 7,838,945		¥ 8,201,299
Adjustments to reconcile net income to net cash by operating activities:
Equity income of subsidiaries and VIEs			(293,919)	(42,030)	(166,980)		(80,301)
Changes in operating assets and liabilities:
Other receivables and prepayments, net			(340,829)	(48,738)	(185,599)		12,613
Accrued expenses and other current liabilities			(216,349)	(30,938)	(356,287)		666,260
Net cash generated from operating activities			7,454,245	1,065,943	9,128,983		14,414,513
Cash flows from investing activities:
Net cash used in investing activities			(8,297,050)	(1,186,464)	(3,565,550)		(5,160,337)
Cash flows from financing activities:
Repurchase of ordinary shares			(4,940,778)	(706,522)	(3,865,781)		(5,106,944)
Proceeds from bank borrowings			13,151,312	1,880,613	6,399,917		2,093,483
Dividend distribution to shareholders			(1,795,384)	(256,736)	(1,684,721)
Proceeds from issuance of ordinary shares upon exercise of share options			1,341	192	249
Net cash used in financing activities			(1,935,572)	(276,783)	(4,969,579)		(6,146,005)
Effect of exchange rate changes on cash and cash equivalents			(52,962)	(7,573)	63,283		85,794
Net increase (decrease) in cash, cash equivalents and restricted cash			(2,831,339)	(404,877)	657,137		3,193,965
Cash, cash equivalents and restricted cash at beginning of the year	¥ 24,123,164	$ 3,449,566	26,954,503	3,854,443	26,297,366		23,103,401
Cash, cash equivalents and restricted cash at end of the year			24,123,164	3,449,566	26,954,503	$ 3,854,443	26,297,366
Subsequent event | O 2026 A Dividends
Restriction on dividend distribution
Dividends Payable, Date Declared	Feb. 26, 2026	Feb. 26, 2026
Dividends payable date of record	Apr. 10, 2026	Apr. 10, 2026
Common stock dividends per share declared		$ 3.1
Subsequent event | O 2026 A Dividends | ADS
Restriction on dividend distribution
Common stock dividends per share declared		0.62
Reportable legal entities | Subsequent event | O 2026 A Dividends
Restriction on dividend distribution
Common stock dividends per share declared		3.1
Reportable legal entities | Subsequent event | O 2026 A Dividends | ADS
Restriction on dividend distribution
Common stock dividends per share declared		$ 0.62
Parent company | Reportable legal entities
Cash flow from operating activities:
Net income			7,242,490	1,035,664	7,739,935		8,116,624
Adjustments to reconcile net income to net cash by operating activities:
Equity income of subsidiaries and VIEs			(7,204,058)	(1,030,169)	(7,757,671)		(8,090,266)
Dividend received from subsidiaries and VIEs			1,768,685	252,919	1,681,107
Changes in operating assets and liabilities:
Other receivables and prepayments, net			281	40	(50)		(3,374)
Accrued expenses and other current liabilities			48,289	6,905	(372)		(3,634)
Net cash generated from operating activities			1,855,687	265,359	1,662,949		19,350
Cash flows from investing activities:
Changes in amounts due from/to subsidiaries			3,455,393	494,115	3,887,078		5,086,910
Net cash used in investing activities			3,455,393	494,115	3,887,078		5,086,910
Cash flows from financing activities:
Repurchase of ordinary shares			(4,940,778)	(706,522)	(3,865,781)		(5,106,944)
Proceeds from bank borrowings			1,426,080	203,927
Dividend distribution to shareholders			(1,795,384)	(256,736)	(1,684,721)
Proceeds from issuance of ordinary shares upon exercise of share options			623	89
Net cash used in financing activities			(5,309,459)	(759,242)	(5,550,502)		(5,106,944)
Effect of exchange rate changes on cash and cash equivalents			54	7	(18)		(36)
Net increase (decrease) in cash, cash equivalents and restricted cash			1,675	239	(493)		(720)
Cash, cash equivalents and restricted cash at beginning of the year	¥ 2,086	$ 298	411	59	904		1,624
Cash, cash equivalents and restricted cash at end of the year			2,086	298	¥ 411	59	904
Restriction on dividend distribution
Amount of restricted capital and reserves not available for dividend distribution | ¥			¥ 16,650,000
Cash dividend declared and paid to the Company				$ 247,400		$ 233,300	¥ 0
Parent company | Reportable legal entities | Subsequent event | O 2026 A Dividends
Restriction on dividend distribution
Dividends Payable, Date Declared	Feb. 26, 2026	Feb. 26, 2026
Dividends payable date to be paid year and month	2026-04	2026-04